SHAREHOLDERS' DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of stock options activity

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2022	2,724	$2,332.80	2.8
Options granted	556	$15.48
Options canceled	(1,256)	$2,354.76
Balance at December 31, 2023	2,024	$1,683.90	3.5
Options expired	(298)	$2,808.00
Options canceled	(556)	$15.48
Balance at March 31, 2024	1,170	$2,189.70	2.0	$—
Vested and exercisable at March 31, 2024	1,126	$2,192.58	1.9	$—

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2021	3,345	$2,001.60	3.60
Options granted	361	$1,857.60
Options exercised	-2	$1,814.40
Options canceled / expired	-980	$903.60
Balance at December 31, 2022	2,724	$2,332.80	2.8
Options granted	556	$15.48
Options canceled / expired	-1,256	$2,354.76
Balance at December 31, 2023	2,024	$1,683.90	2.5	$—
Vested and exercisable at December 31, 2023	1,498	$2,041.20	2.0	$—

Schedule of stock options outstanding and exercisable

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
138	0.5	$2,304.00	138	$2,304.00
546	1.8	$1,908.00	546	$1,908.00
83	2.0	$2,016.00	72	$2,016.00
319	2.5	$2,754.00	309	$2,754.00
83	2.9	$1,857.60	61	$1,857.60
1,170	2.0	$2,189.70	1,126	$2,192.58

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
298	0.1	$2,808.00	298	$2,808.00
138	0.8	$2,304.00	138	$2,304.00
546	2.1	$1,908.00	493	$1,908.00
83	2.3	$2,016.00	72	$2,016.00
319	2.8	$2,754.00	262	$2,754.00
83	3.2	$1,857.60	50	$1,857.60
556	4.5	$15.48	185	$15.48
2,024	2.5	$1,683.90	1,498	$2,041.20

Schedule of assumptions used to determine fair value of the awards

	Year Ended December 31,
	2023	2022
Expected life (in years)	5.0	5.0
Risk-free interest rate	4.0%	1.7%
Dividend yield	—%	—%
Expected volatility	137%	132%

Schedule of warrants

Number of Warrants outstanding
Convertible debt, warrants issued	480
Debenture, warrants issued	764
Other warrants issued	500
December 2020 equity financing warrants issued	9,088
Total warrant outstanding	10,832

Number of Warrants outstanding
Balance at December 31, 2021	10,944
Debenture, warrants issued	500
Balance at December 31, 2022	11,444
Warrants expired	(613)
Warrants issued	41,667
Warrants exercised	(41,667)
Balance at December 31, 2023	10,832